Organization	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	Organization
LiveVox Holdings, Inc. (formerly known as Crescent Acquisition Corp (“Crescent”)), and its subsidiaries (collectively, the “Company,” “LiveVox,” “we,” “us” or “our”) is engaged in the business of developing and marketing a cloud-hosted Contact Center as a Service (“CCaaS”) customer engagement platform that leverages microservice technology to rapidly innovate and scale digital engagement functionality that also incorporates the capabilities of fully integrated omnichannel customer connectivity, multichannel enabled Customer Relationship Management and Workforce Optimization applications. LiveVox’s customers are located primarily in the United States. LiveVox’s services are used to initiate and manage customer contact campaigns primarily for companies in the accounts receivable management, tele-sales and customer care industries.
On June 18, 2021 (the “Closing Date” or “Closing”), Crescent, a Delaware corporation, consummated the previously announced business combination pursuant to an Agreement and Plan of Merger, dated January 13, 2021 (the “Merger Agreement”), by and among Crescent, Function Acquisition I Corp, a Delaware corporation and direct, wholly owned subsidiary of Crescent (“First Merger Sub”), Function Acquisition II LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of Crescent (“Second Merger Sub”), LiveVox Holdings, Inc., a Delaware corporation (“Old LiveVox”), and GGC Services Holdco, Inc., a Delaware corporation, solely in its capacity as the representative, agent and attorney-in-fact
(in such capacity, the “Stockholder Representative”) of LiveVox TopCo, LLC (“LiveVox TopCo”), a Delaware limited liability company and the sole stockholder of Old LiveVox as of immediately prior to Closing (the “LiveVox Stockholder”). Pursuant to the Merger Agreement, a business combination between Crescent and Old LiveVox was effected through (a) the merger of First Merger Sub with and into Old LiveVox, with Old LiveVox continuing as the surviving corporation (the “First Merger”) and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of Old LiveVox with and into Second Merger Sub, with Second Merger Sub continuing as the surviving entity (the “Second Merger”, and collectively with the other transactions described in the Merger Agreement, the “Merger”). On the Closing Date, Crescent changed its name to “LiveVox Holdings, Inc.” and Second Merger Sub changed its name to “LiveVox Intermediate LLC”. See Note 3 for further discussion of the Merger.
On June 22, 2021, the Company’s ticker symbols on The Nasdaq Stock Market LLC (“Nasdaq”) for its Class A common stock, warrants to purchase Class A common stock and public units were changed to “LVOX”, “LVOXW” and “LVOXU”, respectively.
LiveVox, Inc. was a direct, wholly owned subsidiary of Old LiveVox prior to the Merger and is a wholly owned subsidiary of the Company after the Merger. LiveVox, Inc. was first incorporated in Delaware in 1998 under the name “Tools for Health” and in 2005 changed its name to “LiveVox, Inc.” On March 21, 2014, LiveVox, Inc. and its subsidiaries were acquired by Old LiveVox. The principal United States operations of the Company are located in San Francisco, California; New York, New York; Columbus, Ohio and Atlanta, Georgia. The Company has four main operating subsidiaries: LiveVox Colombia SAS which is wholly owned with an office located in Medellin, Colombia, LiveVox Solutions Private Limited with an office located in Bangalore, India, Speech IQ, LLC located in Columbus, Ohio, and Engage Holdings, LLC (d/b/a BusinessPhone.com) (“BusinessPhone.com”) located in Columbus, Ohio. Additionally, the Company has a wholly owned subsidiary, LiveVox International, Inc., that is incorporated in Delaware. The Company and LiveVox International, Inc. own 99.99% and 0.01%, respectively, of LiveVox Solutions Private Limited.